Crude Oil and Refined Product Risk Management (Economic Hedging Activity) (Details) bbl in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) bbl	Jun. 30, 2015 USD ($) bbl	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Realized Investment Gains (Losses) | $			$ 18,353	$ 25,376
Derivative, Gain (Loss) on Derivative, Net | $	$ 550	$ 7,823	(14,464)	(16,968)
Unrealized Gain (Loss) on Derivatives and Commodity Contracts | $	(14,598)	$ (22,287)	(27,082)	$ (42,344)
Derivative Asset | $	$ 52,652		$ 52,652		$ 79,733
Not Designated as Hedging Instrument [Member] | Long [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume			(3,460)
Not Designated as Hedging Instrument [Member] | Long [Member] | Inventory Positions - Crude Oil & Refined Products - Swaps [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume			(6,323)	(5,155)
Not Designated as Hedging Instrument [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume				(1,052)
Not Designated as Hedging Instrument [Member] | Short [Member] | Inventory Positions - Crude Oil & Refined Products - Futures & Swaps [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume			(1,216)	(562)
Not Designated as Hedging Instrument [Member] | Short [Member] | Refined Products - Crack Spread Swaps [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume			(1,647)	(5,645)